Note 25 - Earnings Per Share	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of earnings per share [text block]
25	Earnings per share

Weighted average number of shares – Basic earnings per share

(In number of shares)	Note	2019	2018	2017

Issued number of shares at the beginning of year	23	10,603,153	10,603,153	52,787,428
Share consolidation		-	-	(42,135,492)
Issued shares post consolidation		10,603,153	10,603,153	10,651,936
Weighted average shares repurchased		-	-	(60,978)
Weighted average shares issued		138,736	-	16,924
Weighted average number of shares at December 31		10,741,889	10,603,153	10,607,882

Weighted average number of shares – Diluted earnings per share

(In number of shares)	2019	2018	2017

Issued number of shares at the beginning of year	10,603,851	10,603,153	10,607,882
Effect of dilutive options	143,267	698	9,622
Weighted average number of shares (diluted) at December 31	10,747,118	10,603,851	10,617,504

The average market value of the Company’s shares for purposes of calculating the dilutive effect of share options was based on quoted market prices for the year during which the options were outstanding. Options of
32,771
(
2018:
37,302;
2017:
18,378
), were excluded from the dilutive earnings per share calculation as these options were anti-dilutive.

The quantity of options outstanding as at year end that were out of the money amounted to
18,000
(
2018:
18,000
) options.

The calculation of total basic and diluted earnings per share for the year ended
December 31, 2019
was based on the adjusted profit attributable to shareholders as follows:

	2019	2018	2017
Profit for the year attributable to owners of the Company (basic and diluted)	42,018	10,766	9,384
Blanket Mine Employee Trust Adjustment	(986)	(280)	(210)
Profit attributable to ordinary shareholders (basic and diluted)	41,032	10,486	9,174
Basic earnings per share - $	3.82	0.99	0.86
Diluted earnings per share - $	3.81	0.99	0.86

Basic earnings are adjusted for the amounts that accrue to other equity holders of subsidiaries upon the full distribution of post-acquisition earnings to shareholders.

Diluted earnings is calculated on the basis that the unpaid ownership interests of Blanket Mine’s indigenous shareholders are effectively treated as options whereby the weighted average fair value for the period of the Blanket Mine shares issued to the indigenous shareholders and which are subject to settlement of the loan accounts is compared to the balance of the loan accounts and any excess portion is regarded as dilutive. The difference between the number of Blanket Mine shares subject to the settlement of the loan accounts and the number of Blanket Mine shares that would have been issued at the average fair value is treated as the issue of shares for no
consideration and regarded as dilutive shares. The calculated dilution is taken into account with additional earnings attributable to the dilutive shares in Blanket Mine, if any. The interest of the NIEEF and Fremiro shareholdings were anti-dilutive in the current and prior year (i.e. the value of the options was less than the outstanding loan balance) and accordingly there was no
adjustment to fully diluted earnings attributable to shareholders.